Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	¥ 966,550	¥ 547,279	¥ 127,561
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	33,285	1,070	(30,293)
Unrealized gains (losses) on derivative instruments	1,223	(1,184)	1,140
Pension liability adjustment	(13,960)	12,390	63,232
Foreign currency translation adjustments	8,444	(6,335)	(17,988)
Total comprehensive income	995,542	553,220	143,652
Less - Comprehensive income attributable to noncontrolling interests	57,669	60,403	35,814
Comprehensive income attributable to Sony Corporation's stockholders	¥ 937,873	¥ 492,817	¥ 107,838